Long-Term Debt and Financial Liabilities, Loan dated March 6, 2015 (Details) - Loan Agreement dated March 6, 2015 [Member] $ in Thousands			6 Months Ended
	Jul. 28, 2016 Installment	Mar. 06, 2015 USD ($)	Jun. 30, 2018 USD ($) Installment	Dec. 23, 2015
Secured Credit Facilities [Abstract]
Borrowing capacity		$ 8,750
Percentage of net income limit for declaring dividends		50.00%
Term to meet consolidated installment and debt interest payments			18 months
Number of consecutive payment installments that can be partially deferred | Installment	4
Percentage of excess earnings to be applied towards payment of deferred installments	80.00%
Number of installments paid | Installment			13
Frequency of periodic payment			Quarterly
Installment payment			$ 250
Balloon payment			$ 4,453
Maturity date			Mar. 17, 2020
Minimum [Member]
Secured Credit Facilities [Abstract]
EBITDA to net interest expense ratio				2
Maximum [Member]
Secured Credit Facilities [Abstract]
Leverage ratio				0.75
LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		3.75%